General information, statement of compliance and basis of presentation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital
Cash and cash equivalents	€ 28,818	€ 49,737	€ 66,335	€ 75,283
Top of range
Disclosure of classes of share capital
Additional liquidity business obligations	10,000
Bottom of range
Disclosure of classes of share capital
Additional liquidity business obligations	€ 8,000